Deferred Charges and Other Assets (Tables)	12 Months Ended
Dec. 31, 2011
Schedule Of Deferred Charges And Other Assets

	December 31,
	2011	2010
Goodwill*	$140	$120
Customer contracts and other intangible assets**	298	136
Other	163	100

	$601	$356

*	Includes $20 and $47 million allocated to goodwill in connection with acquisitions during 2011 and 2010, respectively (Note 2).
**	Includes $183 and $90 million allocated to patents, customer contracts and the associated shipping rights in connection with acquisitions during 2011 and 2010, respectively (Note 2).